Financial Expenses (Income), Net (Tables)	12 Months Ended
Dec. 31, 2023
Financial Expenses (Income), Net [Abstract]
Schedule of Financial Expenses (Income), Net
	Year ended December 31,
	2023	2022	2021

Financial (income):
Change in fair value of warrants and capital note presented at fair value	$(13,533)	$(91,516)	$(8,112,118)
Interest and change in fair value in connection with convertible loans	—	(167,364)	—
Foreign exchange income, net	(22,777)	(354,725)	—

Financial expenses:
Interest, accretion back and change in fair value in connection with convertible loans	67,684	—	7,892,632
Foreign exchange loss, net	—	—	44,270
Other	98,021	85,410	124,312

	$129,395	$(528,195)	$(50,904)